Fair Value Measurements - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
No transfers of financial assets between levels of the fair value hierarchy	$ 0	$ 0
Reimbursement period	90 days
Impaired loans, unpaid principal balances			165,439,000	373,243,000
Other Real Estate Owned	80,988,000		34,682,000	57,767,000	65,640,000
Impairment of other real estate owned	732,000	2,907,000	3,580,000	10,609,000
Collateral Dependent Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, unpaid principal balances			800,000	300,000
Impairment charges			100,000	300,000
Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of other real estate owned			3,600,000	10,300,000
VAIs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
No remaining VAIs as the agreements settled with the FDIC	0		0
VAIs and EAAs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses (gains) included in other non-interest expenses			482,000	321,000
Clawback Liability [Member] | Remeasurement (gains) losses [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses (gains) included in other non-interest expenses			$ (1,000,000)	$ (200,000)